CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 31,195	193,554	372,493
Short-term investments	60,734	376,831	209,381
Due from related parties			58
Inventories	8,521	52,871	52,579
Prepaid rent	2,376	14,745	14,336
Prepaid expenses and other current assets	4,892	30,350	22,714
Deferred tax assets-current	150	930	1,879
Total current assets	107,868	669,281	673,440
Long-term investment	8,165	50,659
Property and equipment, net	67,334	417,778	398,555
Goodwill	828	5,139	5,563
Deferred tax assets-non current	1,421	8,814	7,592
Deposits for leases-non current	4,847	30,075	21,286
Total assets	190,463	1,181,746	1,106,436
Current liabilities:
Accounts payable	8,812	54,674	54,176
Deferred revenue	2,265	14,051	6,410
Accrued payroll	4,925	30,557	27,631
Income taxes payable	823	5,104	7,911
Other current liabilities	8,367	51,914	51,240
Total current liabilities	25,192	156,300	147,368
Deferred rent-non current	4,679	29,030	23,897
Prepaid subscription			12
Advance receipts from depositary bank	363	2,253	2,702
Total liabilities	30,234	187,583	173,979
Commitments (Note 7)
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 106,296,674 and 107,352,416 shares issued and outstanding as of December 31, 2013 and 2014, respectively	123	763	756
Additional paid-in capital	123,591	766,837	743,219
Retained earnings	37,967	235,572	197,618
Accumulated other comprehensive loss	(1,452)	(9,009)	(9,136)
Total equity	160,229	994,163	932,457
Total liabilities and equity	$ 190,463	1,181,746	1,106,436